Expenses (Tables)	6 Months Ended
Dec. 31, 2025
Expenses [Abstract]
Schedule of Expenses
	Consolidated
	December 2025 $	December 2024 $
Loss before income tax includes the following specific expenses:
Amortisation
Amortisation	-	934,710
Interest expense
Borrowings	7,263	10,033
Contingent consideration - Effective interest	-	223,035
	7,263	233,068
Superannuation expense
Defined contribution superannuation expense	27,900	26,738
Employee benefits expense excluding superannuation
Employee benefits expense excluding superannuation	1,381,820	1,138,052
Share based payment expense
Share based payment expense	4,634,705	290,053